Selected Statements of Operations Data - Schedule of Research and Development Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Research and Development Expenses, Net [Abstract]
Total costs	$ 73,435	$ 69,993	$ 64,753
Less - capitalized software development costs	(7,133)	(6,518)	(6,097)
Research and development expenses, net	$ 66,302	$ 63,475	$ 58,656